Employees - Share-based Compensation Plans - Additional Information (Detail) - EUR (€) € in Millions	2 Months Ended	12 Months Ended
	Feb. 21, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of share based compensation plans [Line Items]
Shares and options held in respect of share-based compensation plans		14,760,786	16,085,024
Number of ordinary shares held by NV group companies to satisfy options granted		15,802,464	16,936,797
Percentage of called up share capital, acquired during period		0.15%
Percentage of called up share capital, held in connection with share plans		0.50%	0.60%
Book value of shares held in respect of share-based compensation plans eliminated on consolidation		€ 695	€ 727
Market value of shares held in respect of share-based compensation plans eliminated on consolidation		€ 739	€ 658
PLC option with exercise price above market price		0	0
Performance share plan : Number of shares granted between between 31/12/2017 and 21/02/2018	1,268,802
Performance share plan : Number of shares vested between 31/12/2017 and 21/02/2018	5,293,709
Performance share plan : Number of shares forfeited between 31/12/2017 and 21/02/2018	29,551
Executive directors [member]
Disclosure of share based compensation plans [Line Items]
Maximum percentage of annual bonus that managers are entitled to invest in shares under MCIP		60.00%
Other managers [member]
Disclosure of share based compensation plans [Line Items]
Maximum percentage of annual bonus that managers are entitled to invest in shares under MCIP		100.00%
Bottom of range [member]
Disclosure of share based compensation plans [Line Items]
Range of share awards percentage for performance share plans		0.00%
Top of range [member]
Disclosure of share based compensation plans [Line Items]
Range of share awards percentage for performance share plans		200.00%